Income Tax Expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Expense	Income Tax Expense
(1)Details of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Current tax on profit for the year
Current year	₩	24,778	₩	22,199	₩	37,459
Deferred tax expense
Change in net deferred tax assets	(1,149)		(754)		(742)
Income tax expense	₩	23,629	₩	21,445	₩	36,717
(2)The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Profit before income tax	₩ 90,939	₩ 106,347	₩ 168,699
Income tax using the statutory tax rate of each country	18,480	19,749	31,300
Adjustments
Expenses not deductible for tax purpose	333	481	9
Non taxable income	(676)	(350)	(131)
Withholding tax	5,807	6,322	8,615
Utilization of previously unrecognized loss carried forward	(88)	(298)	(714)
Tax credit	(1,821)	(1,413)	(1,174)
Corporate tax on unappropriated earnings	—	95	(134)
Changes in deferred tax liabilities related to investment in subsidiaries	600	(1,058)	(422)
Others	994	(2,083)	(632)
Total adjustments	5,149	1,696	5,417
Income tax expense	₩ 23,629	₩ 21,445	₩ 36,717
Effective tax rate	26%	20%	22%
(3)Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2025 and 2024 are as follows:

	2025
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 177	₩ (105)	₩ 72
Intangible assets	83	127	210
Other non-current assets	14	29	43
Accounts payables	1,770	411	2,181
Accrued expenses	311	168	479
Deferred revenue	82	404	486
Allowance for doubtful account	57	33	90
Other non-current liabilities	78	7	85
Lease	(16)	2	(14)
Investments in subsidiaries	(1,198)	(538)	(1,736)
Others	(261)	594	333
Sub Total	1,097	1,132	2,229
Deferred tax due to carry-forward losses	1,149	(862)	287
Deferred tax due to tax credit carry-forward	2,078	879	2,957
Deferred tax assets (*)	5,617	1,592	7,209
Deferred tax liabilities	₩ (1,294)	₩ (442)	₩ (1,736)

	2024
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 51	₩ 126	₩ 177
Intangible assets	665	(582)	83
Other non-current assets	25	(11)	14
Accounts payables	1,518	252	1,770
Accrued expenses	282	29	311
Deferred revenue	355	(273)	82
Allowance for doubtful account	1,179	(1,122)	57
Other non-current liabilities	82	(4)	78
Lease	(38)	22	(16)
Investments in subsidiaries	(2,368)	1,170	(1,198)
Others	882	(1,143)	(261)
Sub Total	2,633	(1,536)	1,097
Deferred tax due to carry-forward losses	701	448	1,149
Deferred tax due to tax credit carry-forward	236	1,842	2,078
Deferred tax assets (*)	5,952	(335)	5,617
Deferred tax liabilities	₩ (2,382)	₩ 1,088	₩ (1,294)

(*) The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as each entity's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward and carry-forward deficits. As of December 31, 2025 and 2024, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of each entity's future taxable income. This amount may change if the estimate of future taxable income changes.

(4)Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2025 are as follows:

Year of expiration	Unused loss carryforwards	Unused tax credit carryforwards
2026	₩ 2,002	₩ 175
2027	352	202
2028	2,134	520
2029	349	402
2030	221	412
After 2030	11,091	541
Total	₩ 16,149	₩ 2,252

(5) As of December 31, 2025 and 2024, the Group did not recognize deferred tax assets or deferred tax liabilities with respect to deductible temporary differences of Won 29,704 million and Won 22,504 million, and taxable temporary differences of Won 108,845 million and Won 102,570 million arising from investments in subsidiaries, as the reversal of such temporary differences is not probable in the foreseeable future.

(6) The gross balances of deferred tax assets and liabilities for the years ended December 31, 2025 and 2024, is as follows:

	December 31, 2025	December 31, 2024
	(In millions of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩ 1,773	₩ 2,784
- Deferred tax assets to be recovered within 12 months	7,671	5,725
Sub-total	9,444	8,509
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months	(871)	(1,019)
- Deferred tax liabilities to be recovered within 12 months	(3,100)	(3,167)
Sub-total	(3,971)	(4,186)
Deferred tax assets (liabilities), net	₩ 5,473	₩ 4,323

(7) The impact of the global minimum tax

The Group is required to pay an additional tax amount on the difference between the GloBE effective tax rate of each subsidiary's jurisdiction and the minimum tax rate of 15%, in accordance with the Pillar 2 legislation. All entities within the Group have an effective tax rate that exceeds 15%, except for Gravity Game Vision Limited that operates in Hong Kong.
The Pillar 2 income tax expense recognized during the year ended December 31, 2025 is Won 725 million, and exceptions have been applied regarding the recognition and disclosure of related deferred tax assets and liabilities